FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2019
Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables) [Line Items]
Disclosure of financial instruments designated at fair value through profit or loss [text block]
	The Group		The Bank
	2019 £m	2018 £m	2019 £m	2018 £m

Liabilities designated at fair value through profit or loss: debt securities in issue	7,531	7,085	7,484	7,032
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	10,258	–	10,258
Other deposits	98	270	140	362
Short positions in securities	73	117	73	67
	171	10,645	213	10,687
Financial liabilities at fair value through profit or loss	7,702	17,730	7,697	17,719